UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2007.

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Keefe Managers, LLC

   Address:   375 Park Avenue
              New York, NY  10152

   Form 13F File Number:   28-3478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:      John Lyons
   Title:     President
   Phone:     212-754-2000

Signature, Place and Date of Signing:


   /s/ JOHN LYONS            New York, NY            May 11, 2007
   --------------------      --------------------    --------------------


Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

                            FORM 13F SUMMARY PAGE
Keefe Managers, LLC

28-3478

Report Summary:

   Number of Other Included Managers:                 0
   Form 13F Information Table Entry Total:           40
   Form 13F Information Table Value Total:     $105,839 (thousands)

List of Other Included Managers:

   None

                          FORM 13F INFORMATION TABLE

Keefe Mangers, LLC
28-3478


      COLUMN 1                COLUMN 2  COLUMN 3   COLUMN 4         COLUMN 5       COL 6     COLUMN 7            COLUMN 8
----------------------------  -------- ---------   --------   ------------------  --------   --------   --------------------------
                               TITLE
                               OF                  VALUE      SHARES/  SH/  PUT/  INVSTMT     OTHER          VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP      x($1000)   PRN AMT  PRN  CALL  DISCRETN   MANAGERS     SOLE      SHARED    NONE
----------------------------  -------- ---------   --------   -------  --   ----  --------   --------   ---------   ------    ----
AMERIS BANCORP                   COM   03076K108   281        11,459   SH           SOLE         0         11,459       0      0
BCB BANCORP INC                  COM   055298103   1,408      81,600   SH           SOLE         0         81,600       0      0
BANK OF AMERICA CORP             COM   060505104   11,092     217,400  SH           SOLE         0        217,400       0      0
BANK NEW YORK INC                COM   064057102   1,156      28,500   SH           SOLE         0         28,500       0      0
BEACH FIRST NATL BANCSHARES      COM   073334104   246        10,462   SH           SOLE         0         10,462       0      0
BOARDWALK BANCORP NJ             COM   09661Q103   3,940      231,621  SH           SOLE         0        231,621       0      0
CAPITAL ONE FINL CORP            COM   14040H105   1,207      16,000   SH           SOLE         0         16,000       0      0
CENTENNIAL BK HLDS INC DEL       COM   151345303   74         8,550    SH           SOLE         0          8,550       0      0
CENTERSTATE BKS FLA INC          COM   15201P109   3,365      190,459  SH           SOLE         0        190,459       0      0
CENTRIX BANK & TRUST             COM   15640A101   2,425      161,647  SH           SOLE         0        161,647       0      0
CITIGROUP INC.                   COM   172967101   6,931      135,000  SH           SOLE         0        135,000       0      0
COAST FINL HLDGS INC             COM   190354100   1,250      181,200  SH           SOLE         0        181,200       0      0
COMMERCE BANCORP INC N.J.        COM   200519106   2,003      60,000   SH           SOLE         0         60,000       0      0
COMMUNITY BANCORP NEV            COM   20343T100   308        10,000   SH           SOLE         0         10,000       0      0
COMMUNITY BANK ORANGE NA         COM   203570106   758        185,000  SH           SOLE         0        185,000       0      0
COMMUNITY BANK ORANGE NA         WTS   203991039   1          36,800   SH   WTS     SOLE         0                      0      0
FNB CORPORATION (VA)             COM   302520101   1,651      98,000   SH           SOLE         0         98,000       0      0
FEDERAL TR CORP                  COM   314012105   5,028      517,782  SH           SOLE         0        517,782       0      0
FIDELITY SOUTHN CORP NEW         COM   316394105   259        13,615   SH           SOLE         0         13,615       0      0
FIRST COMWLTH FINL CORP PA       COM   319829107   682        58,000   SH           SOLE         0         58,000       0      0
FIRST HORIZON NATL CORP          COM   320517105   1,038      25,000   SH           SOLE         0         25,000       0      0
FIRSTFED FINL CORP               COM   337907109   710        12,500   SH           SOLE         0         12,500       0      0
GOLDMAN SACHS GROUP INC         CALL   38141G104   5,166      25,000   SH   CALL    SOLE         0                      0      0
IBERIABANK CORP                  COM   450828108   3,534      63,500   SH           SOLE         0         63,500       0      0
JPMORGAN CHASE & CO              COM   46625H100   6,899      142,600  SH           SOLE         0        142,600       0      0
MERRILL LYNCH & CO INC           PUT   590188108   2,450      30,000   SH   PUT     SOLE         0                      0      0
NATIONAL CITY CORP               COM   635405103   1,315      35,300   SH           SOLE         0         35,300       0      0
PNC FINL SVCS GROUP INC          COM   693475105   6,837      95,000   SH           SOLE         0         95,000       0      0
SOUTHCOAST FINANCIAL CORP        COM   84129R100   117        5,226    SH           SOLE         0          5,226       0      0
STATE BANCORP INC N.Y.           COM   855716106   1,221      61,892   SH           SOLE         0         61,892       0      0
SUSSEX BANCORP                   COM   869245100   520        34,651   SH           SOLE         0         34,651       0      0
TCF FINANCIAL CORP               COM   872275102   577        21,900   SH           SOLE         0         21,900       0      0
TIB FINL CORP                    COM   872449103   1,823      121,514  SH           SOLE         0        121,514       0      0
TIDELANDS BANCSHARES INC         COM   886374107   2,123      150,000  SH           SOLE         0        150,000       0      0
TRUSTCO BK CORP N Y              COM   898349105   584        61,000   SH           SOLE         0         61,000       0      0
U.S. BANCORP DEL                 COM   902973304   6,448      184,400  SH           SOLE         0        184,400       0      0
UNIONBANCAL CORPORATION          COM   908906100   298        4,700    SH           SOLE         0          4,700       0      0
WACHOVIA CORP 2ND NEW            COM   929903102   8,714      158,300  SH           SOLE         0        158,300       0      0
WELLS FARGO & CO NEW             COM   949746101   3,168      92,000   SH           SOLE         0         92,000       0      0
ZIONS BANCORP                    COM   989701107   8,232      97,400   SH           SOLE         0         97,400       0      0

                                                   105,839    40
